Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Line Items]
Income tax expense	$ 3,897	¥ 25,428	¥ 21,580	¥ 3,979
Unrecognized Tax Benefits	5,535			19,150	¥ 36,112	$ 3,907	¥ 25,491
Deferred Tax Assets, Operating Loss Carryforwards	1,953			6,793	12,744		9,321
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	155			12,201	1,014		5,468
Unrecognized Tax Benefits, Interest on Income Taxes Expense	386	¥ 2,520	¥ 596	0
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 477			0	3,116		596
Small and microsized enterprise [Member]
Income Tax Disclosure [Line Items]
Effective income tax rate reconciliation reduction	75.00%	75.00%
Inland Revenue, Hong Kong [Member]
Income Tax Disclosure [Line Items]
Statutory Income Tax Rate			16.50%
Income tax expense		¥ 0	¥ 0	0
State Administration of Taxation, China [Member]
Income Tax Disclosure [Line Items]
Statutory Income Tax Rate			25.00%
Annual Taxable Income Limit					1,000
Operating Loss Carryforwards	$ 7,823			¥ 40,424	51,047		¥ 37,284
Effective income tax rate reconciliation reduction	50.00%	50.00%
Applicable CIT rate	20.00%	20.00%
Preferential tax rate	15.00%	15.00%
Withholding tax rate	10.00%	10.00%
Tax rate outside PRC	25.00%	25.00%
State Administration of Taxation, China [Member] | Maximum
Income Tax Disclosure [Line Items]
Annual Taxable Income Limit					0
State Administration of Taxation, China [Member] | Minimum
Income Tax Disclosure [Line Items]
Annual Taxable Income Limit					¥ 0